Consolidated statements of cash flows	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Operating activities
Net income (loss) for the year	$ 2,989,046	$ (2,875,061)	$ (64,148,145)
Items not affecting cash
Deferred income tax (recovery) expense			(3,090,208)
Depreciation	8,000	8,671	11,166
Amortization of right-of-use assets	101,722	101,722	101,722
Impairment of exploration and evaluation assets	82,751	55,374	63,823,478
Interest expenses on lease liability	20,413	30,565	39,502
Interest and standby fees on gold loan payable	114,262	295,551	290,164
Gain on sale of property and equipment	(4,684,164)
Fair value adjustments on gold loan payable	1,121,669	1,199,904	538,975
Unrealized gain on gold in trust	(405,821)	(293,695)	(132,895)
Unrealized foreign exchange (gain) loss on gold loan payable	(402,803)	600,749	(55,949)
Unrealized foreign exchange (gain) loss on gold in trust	79,506	(114,785)	24,491
Unrealized gain on warrant liability			(102,787)
Loss on derecognition of gold loan payable		372,941
Share-based payments	128,000	(0)	810,150
Changes in non-cash working capital components
Accounts receivable and prepaid expenses	(37,784)	142,321	(194,169)
Trade and other payables	38,721	(426,693)	601,499
Net cash used in operating activities	(846,482)	(902,436)	(1,483,006)
Investing activities
Property and equipment – purchase	(41,580)	(1,328)	(2,037)
Net proceeds on sale of property and equipment	11,266,219
Exploration and evaluation assets – costs	(82,751)	(55,374)	(799,253)
Net cash from (used in) investing activities	11,141,888	(56,702)	(801,290)
Financing activities
Options exercised	8,000
Shares issuance cost on cashless exercise of options	(9,810)
Repayment of gold loan payable	(7,143,795)
Repayment of lease liabilities	(134,394)	(131,095)	(127,797)
Net cash used in financing activities	(7,279,999)	(131,095)	(127,797)
Change in cash and cash equivalents	3,015,407	(1,090,233)	(2,412,093)
Cash and cash equivalents, beginning of year	3,155,750	4,245,983	6,658,076
Cash and cash equivalents, end of year	$ 6,171,157	$ 3,155,750	$ 4,245,983